                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rick Timmons
Title: Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           February 14, 2013
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Managers: None

Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: (thousands) 258,444
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                                as of             12/31/2012

                                                             MARKET    SHARES/
                                     TITLE OF                VALUE       PAR     SH/  INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                        CLASS       CUSIP     (1000'S)    VALUE    PRN  DISCRETION    SOLE     SHARED  NONE
COVANTA HOLDING 3.25% Conv Bd 144A     BOND    22282E-AC-6    1,220   1,000,000  PRN     Sole     1,000,000
ENERSYS 3.375% Convertible Bond        BOND    29275Y-AA-0    1,175   1,000,000  PRN     Sole     1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd       BOND    527288-AX-2    1,394   1,190,000  PRN     Sole     1,190,000
NUANCE COMMUNIC  2.75% Conv Bds        BOND    67020Y-AB-6    1,318   1,000,000  PRN     Sole     1,000,000
VERTEX PHARM 3.35% Corp Bond           BOND    92532F-AN-0    1,125   1,000,000  PRN     Sole     1,000,000
AAR CORP                               COM     000361-10-5      560      30,000  SH      Sole        30,000
AGL RESOURCE  INC.                     COM     001204-10-6      448      11,200  SH      Sole        11,200
AT&T INC                               COM     00206R-10-2      337      10,000  SH      Sole        10,000
ABBOTT LABORATORIES                    COM     002824-10-0      655      10,000  SH      Sole        10,000
ADVANCED MICRO DEVICES  INC.           COM     007903-10-7      600     250,000  SH      Sole       250,000
ALTRIA GROUP INC                       COM     02209S-10-3      189       6,000  SH      Sole         6,000
ANADARKO PETROLEUM CORP                COM     032511-10-7    5,945      80,000  SH      Sole        80,000
APACHE CORP                            COM     037411-10-5    3,140      40,000  SH      Sole        40,000
BP AMOCO P L C ADR                     COM     055622-10-4    3,841      92,240  SH      Sole        92,240
BABCOCK & WILCOX CO New                COM     05615F-10-2    1,310      50,000  SH      Sole        50,000
BARD-C R-INC                           COM     067383-10-9    2,541      26,000  SH      Sole        26,000
BARRICK GOLD CORP                      COM     067901-10-8    1,378      39,576  SH      Sole        39,576
BAXTER INTERNATIONAL  INC              COM     071813-10-9    4,666      70,000  SH      Sole        70,000
BECTON DICKINSON                       COM     075887-10-9    3,128      40,000  SH      Sole        40,000
BHP BILLITON LTD                       COM     088606-10-8   10,982     140,000  SH      Sole       140,000
BRISTOL MYERS SQUIBB CO                COM     110122-10-8    4,287     131,549  SH      Sole       131,549
BROCADE COMMUNICATIONS SYSTEMS         COM     111621-30-6      533     100,000  SH      Sole       100,000
CVS CAREMARK CORP                      COM     126650-10-0    1,451      30,000  SH      Sole        30,000
CAMPBELL SOUP CO                       COM     134429-10-9    1,396      40,000  SH      Sole        40,000
CANADIAN PACIFIC RAILWAY LTD           COM     13645T-10-0    4,837      47,600  SH      Sole        47,600
CENOVUS ENERGY INC                     COM     15135U-10-9    3,354     100,000  SH      Sole       100,000
CHEVRON CORP                           COM     166764-10-0    9,650      89,240  SH      Sole        89,240
CISCO SYSTEMS                          COM     17275R-10-2    5,895     300,000  SH      Sole       300,000
CONOCOPHILLIPS                         COM     20825C-10-4    7,249     125,000  SH      Sole       125,000
DOMINION RESOURCES INC                 COM     25746U-10-9    1,789      34,528  SH      Sole        34,528
DUPONT DENEMOURS & CO                  COM     263534-10-9      944      21,000  SH      Sole        21,000
DUKE ENERGY HOLDING CORPORATION        COM     26441C-20-4    7,284     114,166  SH      Sole       114,166
EMC CORP                               COM     268648-10-2    3,834     151,553  SH      Sole       151,553
EXCO RESOURCES INC                     COM     269279-40-2      487      71,900  SH      Sole        71,900
ENCANA CORPORATION                     COM     292505-10-4    3,061     154,900  SH      Sole       154,900
EXXON MOBIL CORP                       COM     30231G-10-2    9,088     105,000  SH      Sole       105,000
FLUOR CORP NEW                         COM     343412-10-2    2,350      40,000  SH      Sole        40,000
FLOWERS FOODS                          COM     343498-10-1    2,121      91,162  SH      Sole        91,162

FREEPORT MCMORAN COPPER & GOLD         COM     35671D-85-7    3,240      94,740  SH      Sole        94,740
GENERAL DYNAMICS CORPORATION           COM     369550-10-8    1,385      20,000  SH      Sole        20,000
GLOBAL  PAYMENTS INC                   COM     37940X-10-2    2,446      54,000  SH      Sole        54,000
GUIDEWIRE SOFTWARE INC                 COM     40171V-10-0    1,486      50,000  SH      Sole        50,000
HARRIS CORP                            COM     413875-10-5    1,958      40,000  SH      Sole        40,000
HOME DEPOT INC                         COM     437076-10-2      619      10,000  SH      Sole        10,000
HORNBECK OFFSHORE SERVICES INC         COM     440543-10-6    1,030      30,000  SH      Sole        30,000
ILLINOIS TOOL WORKS INC                COM     452308-10-9      365       6,000  SH      Sole         6,000
INTEL CORP                             COM     458140-10-0    2,063     100,000  SH      Sole       100,000
INTERNATIONAL BUSINESS MACHS CORP      COM     459200-10-1   15,899      83,000  SH      Sole        83,000
JPMORGAN CHASE & CO                    COM     46625H-10-0      879      20,000  SH      Sole        20,000
JOHNSON & JOHNSON                      COM     478160-10-4    3,505      50,000  SH      Sole        50,000
KRAFT FOODS GROUP INC (KRFT)           COM     50076Q-10-6       77       1,692  SH      Sole         1,692
L-3 COMMUNICATIONS HLDGS               COM     502424-10-4      766      10,000  SH      Sole        10,000
LINCOLN NATIONAL CORP                  COM     534187-10-9      589      22,734  SH      Sole        22,734
LOCKHEED MARTIN CORPORATION            COM     539830-10-9    7,383      80,000  SH      Sole        80,000
MCDERMOTT INTERNATIONAL  INC           COM     580037-10-9    2,204     200,000  SH      Sole       200,000
MERCK & COMPANY New                    COM     58933Y-10-5    4,503     110,000  SH      Sole       110,000
MICROSOFT CORP                         COM     594918-10-4    8,019     300,000  SH      Sole       300,000
MONDELEZ INT'L INC                     COM     609207-10-5      129       5,076  SH      Sole         5,076
MONSANTO COMPANY                       COM     61166W-10-1      969      10,234  SH      Sole        10,234
NEWMONT MINING CORP                    COM     651639-10-6    3,138      67,561  SH      Sole        67,561
NORTHROP GRUMMAN CORP                  COM     666807-10-2    3,765      55,712  SH      Sole        55,712
NUANCE COMMUNICATIONS INC              COM     67020Y-10-0      937      42,000  SH      Sole        42,000
ORBITAL SCIENCES CORP                  COM     685564-10-6    1,153      83,700  SH      Sole        83,700
PFIZER INC                             COM     717081-10-3    5,168     206,050  SH      Sole       206,050
PHILIP MORRIS INTERNATIONAL            COM     718172-10-9      251       3,000  SH      Sole         3,000
PHILLIPS 66                            COM     718546-10-4    3,319      62,500  SH      Sole        62,500
PIEDMONT NATURAL GAS COMPANY INC       COM     720186-10-5    8,403     268,385  SH      Sole       268,385
POWERSHARES DB INDEX COMMODITY ETF     COM     73935S-10-5    1,389      50,000  SH      Sole        50,000
PROSHARES ULTRASHORT QQQ ETF           COM     74347X-23-7    5,930     200,000  SH      Sole       200,000
RAYTHEON CO                            COM     755111-50-7    7,684     133,500  SH      Sole       133,500
SCANA CORP                             COM     80589M-10-2    2,099      46,000  SH      Sole        46,000
SCANSOURCE INC.                        COM     806037-10-7    2,495      78,535  SH      Sole        78,535
SCHLUMBERGER LTD                       COM     806857-10-8    5,612      81,000  SH      Sole        81,000
SPECTRA ENERGY CORP                    COM     847560-10-9    4,244     155,000  SH      Sole       155,000
TEXAS INSTRUMENTS INC                  COM     882508-10-4    1,547      50,000  SH      Sole        50,000
THERMO FISHER SCIENTIFIC INC           COM     883556-10-2    1,276      20,000  SH      Sole        20,000
TORTOISE ENERGY INDEPENDENCE FD        COM     89148K-10-1      862      40,000  SH      Sole        40,000
TRIMBLE NAVIGATIONS LTD                COM     896239-10-0    1,793      30,000  SH      Sole        30,000
UNITED TECHNOLOGIES CORP               COM     913017-10-9    9,431     115,000  SH      Sole       115,000
WILLIAMS COMPANIES                     COM     969457-10-0    5,238     160,000  SH      Sole       160,000
WPX ENERGY INC                         COM     98212B-10-3    1,488     100,000  SH      Sole       100,000
XEROX CORPORATION                      COM     984121-10-3    1,364     200,000  SH      Sole       200,000
ZIMMER HOLDINGS INC                    COM     98956P-10-2      333       5,000  SH      Sole         5,000
COVIDIEN LTD                           COM     G2554F-11-3    1,444      25,000  SH      Sole        25,000
NABORS INDUSTRIES LTD                  COM     G6359F-10-3      520      36,000  SH      Sole        36,000
TRANSOCEAN INC.                        COM     H8817H-10-0    2,664      59,662  SH      Sole        59,662
BHP BILLITON LTD May 18               CALLS    088606-10-8      (76)     22,700  SH      Sole        22,700
BROCADE Jan 19                        CALLS    111621-30-6       (3)    100,000  SH      Sole       100,000

EMC CORP Jan 19                       CALLS    268648-10-2       (0)      8,000  SH      Sole         8,000
HOME DEPOT Jan 19                     CALLS    437076-10-2      (21)     10,000  SH      Sole        10,000
JP MORGAN CHASE Jan 19                CALLS    46625H-10-0      (79)     20,000  SH      Sole        20,000
NUANCE COMMUNICATIONS INC. Jan 19     CALLS    67020Y-10-0       (2)     40,000  SH      Sole        40,000
WILLIAMS COMPANIES Jan 19             CALLS    969457-10-0       (2)     40,000  SH      Sole        40,000
XEROX CORPORATION April 20            CALLS    984121-10-3      (35)    100,000  SH      Sole       100,000